                                     CARTER LEDYARD & MILBURN LLP
                                            2 Wall Street
                                       New York, New York 10005
                                            (212) 732-3200

                                                                January 26, 2006

United States Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Equity Opportunity Trust, Value Select Ten Series 2006A
       File #333-130450
       Rule 497(j) Filing

Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of
Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on January 26, 2006.

                                                Very truly yours,

                                              /s/ Kathleen H. Moriarty, Esq.
                                            ---------------------------------
                                                  Kathleen H. Moriarty, Esq.

cc:  Ms. Patricia Mengiste